Document and Entity Information	Dec. 30, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001849489
Document Type	8-K
Document Period End Date	Dec. 30, 2021
Entity Registrant Name	Arena Fortify Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-41046
Entity Tax Identification Number	86-2228751
Entity Address, Address Line One	405 Lexington Avenue
Entity Address, Address Line Two	59th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10174
City Area Code	212
Local Phone Number	612-3205
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Parvalue Per Share And One Half Of Oneredeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share ofClass A common stock, $0.0001 parvalue per share, and one-half of oneredeemable warrant
Trading Symbol	AFACU
Security Exchange Name	NASDAQ
Shares 160of 160 Class 160 A 160common 160stockbrincluded 160as 160part 160of 160the 160units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Class A common stockincluded as part of the units
Trading Symbol	AFAC
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Partof The Units Each Whole Warrantexercisable For One Share Of Class Acommon Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as partof the units, each whole warrantexercisable for one share of Class Acommon stock at an exercise price of$11.50
Trading Symbol	AFACW
Security Exchange Name	NASDAQ
Shares Of Class A Common Stockunderlying Redeemable Warrantsincluded As Part Of The Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Class A common stockunderlying redeemable warrantsincluded as part of the units
Trading Symbol	AFAC
Security Exchange Name	NASDAQ